Share-based Payment - Schedule of RSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of RSU Activity [Line Items]
Weighted Average Grant Date Fair Value, Nonvested beginning balance	$ 2.14	$ 2.49
Weighted Average Grant Date Fair Value, Granted	0.9	1.33
Weighted Average Grant Date Fair Value, Vested	1.27	1.24
Weighted Average Grant Date Fair Value, Forfeited	2.49	2.49
Weighted Average Grant Date Fair Value, Nonvested ending balance	$ 1.11	$ 2.14
Restricted Common Stock [Member]
Schedule of RSU Activity [Line Items]
Number of Shares, Nonvested beginning balance	1,001,875	981,000
Number of Shares, Granted	3,758,787	1,288,396
Number of Shares, Vested	(1,390,537)	(1,097,396)
Number of Shares, Forfeited	(49,875)	(170,125)
Number of Shares, Nonvested ending balance	3,320,250	1,001,875